Provision For Lease Return Costs For Aircraft And Engines - Summary of Provision for Return Condition Checks for Aircraft Under Operating Leases (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of provision for return condition checks for aircraft under operating leases [Line Items]
Beginning balance	¥ 7,178	¥ 6,560
Accrual	283	702
Utilization	(471)	(84)
Ending balance	6,990	7,178
Less: current portion	(24)	(519)
Non-current portion	¥ 6,966	¥ 6,659